Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity

Note 10

Equity:

Preferred Shares

In October 2024, the Company amended and restated its Articles of Association to designate 806,452 of preferred shares with a par value of 0.80 CHF in connection with the execution of a securities purchase agreement. The preferred shares have the following rights, preferences and privileges:

•        Accrue dividends at an annual rate of eight percent (8%) of the stated value of the preferred shares from the date of issuance;

•        Stated value and initial conversion price of $4.96, subject to adjustment, for stock splits, dividends and subsequent equity sales and issuances below the initial conversion price;

•        Have no voting rights;

Upon any liquidation, dissolution or winding up of the Company, the preferred shareholders will be entitled to receive an amount equal to the stated value of any preferred shares held at the time of such an event prior to any holders of common shares.

On October 9, 2024, the Company entered into a securities purchase agreement, or the Debt Purchase Agreement, with an accredited investor, pursuant to which in exchange for the satisfaction of the Company’s debt in the aggregate amount of $4.0 million held by the investor, the Company agreed to issue 806,452 newly designated convertible preferred shares, at a purchase price of $4.96 (rounded). The preferred shares contain an initial conversion price of $4.96 per share. The transactions contemplated by the Debt Purchase Agreement closed on October 10, 2024. Pursuant to the Debt Purchase Agreement, the Company agreed to grant the investor the right to purchase up to an additional $10.0 million worth of convertible preferred shares beginning six months after the closing and continuing for as long as the investor owns preferred shares. Any additional preferred shares issued upon the investor’s right being exercised will be identical to the initial preferred shares except the conversion price will be based on the average daily closing sale price of common shares for the five trading days prior to the investor giving notice of its intent to exercise its rights. Additionally, pursuant to the Debt Purchase Agreement, the Company agreed to grant the investor the right to participate in up to fifty percent (50%) of future offerings of the Company’s securities for one year following the closing. In addition, the Company agreed not to enter into an equity line of credit or similar agreement, without the consent of the majority of the holders of the preferred shares. In December 2024, 600,000 preferred shares were converted into Company Common Shares; therefore, as of December 31, 2024 206,452 preferred shares remain outstanding. Accrued dividends from the date of issuance to December 31, 2024 were not significant.

Common Shares

As of December 31, 2024, the Company had 3,159,535 registered and issued Company Common Shares.

On December 4, 2024, the Company, entered into a securities purchase agreement, or the December SPA, with a certain accredited investor and agreed to issue and sell to the investor, in a private placement offering, or the SPA Offering, up to 322,580 Company Common Shares, at a purchase price of $3.10 per Company Common Share for aggregate gross proceeds of up to $1 million, subject to shareholder approval, or the Shareholder Approval.

The offering was structured in two tranches, with the first tranche of $500,000 closing following shareholder approval. The Company has also agreed that (i) on or before January 15, 2025, or sooner contemporaneously with the Shareholder Approval, the Company will take all steps necessary to obtain all approvals, including shareholder approval, necessary to reduce the par value of the Company Common Shares to the minimum permissible par value which shall not be greater than CHF 0.03 per Company Common Share; (ii) on or before January 9, 2025, the Company will authorize and reserve sufficient Company Common Shares to satisfy the anti-dilution and ratchet rights of the Purchaser under the prior securities purchase agreement dated October 9, 2024, or the October SPA, after giving effect to the conversion price reduction of the preferred shares as a result of the Dilutive Issuances (as defined in the October SPA) caused by the Company entering into Securities Purchase Agreement; and (iii) in addition to the Company’s obligations pursuant to the October SPA. The second tranche of $500,000 may occur, at the election of the investor, within 15 days following the Company meeting certain conditions, including the receipt of shareholder approval and the Common Shares trading for at least ten consecutive trading days above the purchase price of $3.10, which corresponds to an approximate 15% premium. As of December 31, 2024, the conditions for closing have not yet occurred. See Note 13 for further details.

In addition, the Company has agreed to register the Company Common Shares subject to the terms of the previously executed registration rights agreement dated October 9, 2024, or the Registration Rights Agreement, such that the Company Common Shares must be registered within 30 days of the closings.

On October 10, 2024, the Company successfully implemented a crucial restructuring measure by converting the claims of debt holders in the amount of $2,788,650 into 493,986 Company Common Shares, (“Debt Conversion”) This conversion was facilitated through an ordinary capital increase, providing the necessary shares for the debt holders. This conversion was facilitated through an ordinary capital increase, providing the necessary shares for the debt holders, and was recorded at fair market value with no gain or loss recognized in the statement of operations.

On October 9, 2024, the Company entered into the October SPA, with certain accredited investors and agreed to issue and sell to the investors, in a private placement offering, (i) 806,452 Company Common Shares, and (ii) common share purchase warrants, or the Common Warrants, to purchase 806,452 Company Common Shares, at a combined purchase price of $3.97, for aggregate gross proceeds of $3.2 million. The Common Warrants have a term of five years and have an exercise price of $4.25 per share. Pursuant to the October SPA, the Company agreed to grant the investors the right to participate, in the aggregate, in up to fifty percent (50%) of future offerings for one year following the closing of the offering. In addition, the Company agreed not to enter into an equity line of credit or similar agreement, without the consent of the majority of the holders of the preferred shares. The transactions contemplated by the October SPA closed on October 10, 2024.

On June 28, 2024, the Company entered into a securities purchase agreement for the issuance of 81,944 Company Common Shares at a purchase price of $9.60 per share. The offering closed on July 1, 2024. Investors also received unregistered warrants to purchase up to 81,944 Company Common Shares at an exercise price of $9.60 per share. These warrants are exercisable upon issuance and will expire five years from the date of issuance. The offering resulted in gross proceeds of $786,660. The net proceeds were used for working capital and general corporate purposes.

H.C. Wainwright & Co., LLC served as the exclusive placement agent for the offering, or the Placement Agent. The Company agreed to pay the Placement Agent a cash fee of 7.0% of the gross proceeds, a management fee of 1.0% of the gross proceeds, and $50,000 for accountable expenses. Additionally, the Company issued to the Placement Agent warrants to purchase up to 5,736 Company Common Shares at an exercise price of $12.00 per share. These warrants are exercisable from the date of issuance until five years from the commencement of sales in the offering.

On March 20, 2024, the Company entered into a securities purchase agreement, or the Purchase Agreement, providing for the issuance in a registered direct offering of 175,000 Company Common Shares at a purchase price of $10.00 per share that closed on March 22, 2024. In addition, pursuant to the Purchase Agreement, the investors received unregistered warrants, or the Common Warrants, to purchase up to an aggregate of 87,500 Company Common Shares at an exercise of $10.00 per share in a concurrent private placement. The Common Warrants were immediately exercisable upon issuance and will expire five years following the date of issuance. The Company has also agreed that from the date of the Purchase Agreement until one year after the closing date of the offering, the Company shall not enter into an agreement to effect any issuance by the Company or any of the Company’s subsidiaries of Company Common Shares or common share equivalents (or a combination of units thereof) involving a variable rate transaction. The offering resulted in gross proceeds to the Company of $1,750,000 and expenses of approximately $321,000.

Warrants

On October 9, 2024, the Company and certain existing warrant holders entered into warrant amendment agreements, or collectively, the Amendment, to amend those warrants issued by Company to such holders, collectively, to purchase up to 105,843 Common Shares issued to such holders, or the Existing Warrants. The Amendment makes certain adjustment to the definition of a “Fundamental Transaction” in Section 3(e) of the Existing Warrants. In exchange for the Amendment, the Company agreed to adjust the exercise price in the Common Warrants to CHF 0.80 and issued to the holders Pre-Funded Warrants to purchase up to 136,648 Common Shares, or the Pre-Funded Warrants. Each Pre-Funded Warrant is exercisable for one Common Share at an exercise price of CHF 0.80 per share. The Pre-Funded Warrants are immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full.

On September 16, 2024, the Company and an institutional investor entered into a warrant amendment agreement to amend warrants to purchase up to 172,836 common shares, par value CHF 0.80. The amendment adjusted the definition of a “Fundamental Transaction” and the exercise price to CHF 0.80. Following an increase in authorized common shares, the Company will issue pre-funded warrants to purchase up to 191,431 common shares for aggregate proceeds of $153,144.

The Company has reflected a deemed dividend totaling $2,076,180 for the incremental value from the modification of the warrants’ exercise price and the fair value of the warrants issued as consideration for executing the Amendment. The deemed has been reflected within stockholders’ deficit and as an increase to loss attributable to common stockholders for the purposes of computing loss per share.

The incremental value due to the modification was determined to be $366,684 using a Black-Scholes option pricing model to compute the fair value of the warrant pre and post modification and recording the difference.

The fair value of the aggregate warrants issued as consideration for executing the Amendment was determined to be $1,709,496 computed using a Black-Scholes option pricing model.

The following input assumptions were utilized in the Black-Scholes model: expected term of one year, volatility of 148%, risk-free rates ranging from 3.96% to 4.24%, and dividend rate of 0%.

The following table summarizes the common share warrant activity for the year ended December 31, 2024:

Balance at January 1, 2024	476,128
Issuances	1,321,961
Exercises	(191,431)
Expired	(7,696)
Balance at December 31, 2024	1,598,962

The intrinsic value of exercisable but unexercised in-the-money common share warrants at December 31, 2024 was $344,802.

Option Plan

On December 14, 2021, the Board of Directors adopted the Share Option Plan Regulation 2021 (the “Option Plan”). The purpose of the Option Plan is to retain, attract and motivate management, employees, directors and consultants by providing them with options to purchase the Company’s common shares. The Board of Directors allocated fifteen percent (15%) of the Company’s fully diluted shares to awards that may be made pursuant to the Option Plan.

The exercise prices, vesting and other restrictions of the awards to be granted under the Option Plan are determined by the Board of Directors, except that no stock option may be issued with an exercise price less than the fair market value of the common shares at the date of the grant or have a term in excess of ten years. Options granted under the Option Plan are exercisable in whole or in part at any time subsequent to vesting.

The following table summarizes total stock option activity for the year ended December 31, 2024:

	Number of Options	Weighted Average Exercise Price
Balance at December 31, 2022	33,328	$49.20
Granted	19,409	30.40
Exercised	—
Expired/cancelled	(6,145)	39.60
Balance at December 31, 2023	46,591	$42.74
Granted	—	—
Exercised	—	—
Expired/cancelled	(12,174)	$30.31
Balance at December 31, 2024	34,417	$47.14
Options vested and exercisable at December 31, 2024	19,116	$51.95

The weighted average remaining contractual life of each of the options outstanding at December 31, 2024 was 7.62 years.

Stock-based compensation expense was $125,644, $164,906, and $22,730 for the years ended December 31, 2024, 2023, and 2022, respectively, and was recorded in general and administrative expenses. As of December 31, 2024, total unrecognized stock-based compensation expense relating to unvested stock options was $117,119. This amount is expected to be recognized over a weighted-average period of 2 years.

The following table summarizes unvested stock option activity for the year ended December 31, 2024:

	Non-Vested Options	Weighted Average Grant date Fair Value
Balance at December 31, 2022	32,078	$10.00
Granted	19,409	20.40
Vested	(9,988)	9.60
Expired/cancelled	(6,145)	10.80
Balance at December 31, 2023	35,354	$15.60
Granted	—
Vested	(7,879)	53.41
Expired/cancelled	(12,174)	30.31
Balance at December 31, 2024	15,301	$41.11

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common shares for those stock options that had exercise prices lower than the fair value of the Company’s common shares. The share price as of December 31, 2024, was $2.11 and the aggregate intrinsic value for options outstanding and expected to vest each year was nil. The intrinsic value of exercisable options was nil as the exercise price was greater than the share price.